UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002110018 (Loan Funding Structure III LLC)

BRAVO Residential Funding Trust 2026-NQM5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7 and 99.8 for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract Report

Schedule 3— Business Purpose Supplement Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— ATR QM

Schedule 6— Rating Agency ATR QM

Schedule 7— Valuations Summary

Schedule 8— Waived Conditions Summary Report

Schedule 9— Loan Level Tape Compare

Schedule 10— Standard Upload

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Data Report

Schedule 4— Rating Agency Grades Report

Schedule 5— Valuations Report

Schedule 6— Data Compare Report

99.4   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— QM ATR Data

Schedule 6— Business Purpose Data

99.5   Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract

Schedule 3— Business Purpose Supplement

Schedule 4— Rating Agency Grades Detail

Schedule 5— Rating Agency Grades Summary

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.6   Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Report – Final Grades

Schedule 3— Lease Securitization Report – Exception Grades

Schedule 4— Lease Securitization Report – Valuation Report

Schedule 5— Lease Securitization Report – Supplemental HELOC

Schedule 6— Lease Securitization Report – Multi-Property

Schedule 7— Lease Securitization Report – Multi-Property Valuation

Schedule 8— Lease Securitization Report – Multi-Property Units

Schedule 9— Lease Securitization Report – Data Compare

Schedule 10— Credit Comp Securitization Report – Final Grades

Schedule 11— Credit Comp Securitization Report – Exception Grades

Schedule 12— Credit Comp Securitization Report – Valuation Report

Schedule 13— Credit Comp Securitization Report – Multi-Property

Schedule 14— Credit Comp Securitization Report – Multi-Property Valuation

Schedule 15— Credit Comp Securitization Report – Multi-Property Units

Schedule 16— Credit Comp Securitization Report – Supplemental HELOC

Schedule 17— Credit Comp Securitization Report – Data Compare

99.7   Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Loan Level Exception Report

Schedule 3— Individual Exception Report

Schedule 4— Rating Agency Grade Report

Schedule 5— Valuation Report

Schedule 6— Supplemental Data Report

Schedule 7— Data Compare Report

99.8   Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Summary

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Multi-Property Valuation Report

Schedule 6— Mortgage Loans Report

Schedule 7— Supplemental Data Extract

Schedule 8— Multi-Property Data Extract

Schedule 9— Business Purpose Supplement

Schedule 10— Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 26, 2026

Loan Funding Structure III LLC

(Securitizer)

By:	/s/ Michael Chiao
	Name:	Michael Chiao
	Title:	Treasurer

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract Report

Schedule 3— Business Purpose Supplement Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— ATR QM

Schedule 6— Rating Agency ATR QM

Schedule 7— Valuations Summary

Schedule 8— Waived Conditions Summary Report

Schedule 9— Loan Level Tape Compare

Schedule 10— Standard Upload

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Data Report

Schedule 4— Rating Agency Grades Report

Schedule 5— Valuations Report

Schedule 6— Data Compare Report

99.4   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— QM ATR Data

Schedule 6— Business Purpose Data

99.5   Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract

Schedule 3— Business Purpose Supplement

Schedule 4— Rating Agency Grades Detail

Schedule 5— Rating Agency Grades Summary

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.6   Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Report – Final Grades

Schedule 3— Lease Securitization Report – Exception Grades

Schedule 4— Lease Securitization Report – Valuation Report

Schedule 5— Lease Securitization Report – Supplemental HELOC

Schedule 6— Lease Securitization Report – Multi-Property

Schedule 7— Lease Securitization Report – Multi-Property Valuation

Schedule 8— Lease Securitization Report – Multi-Property Units

Schedule 9— Lease Securitization Report – Data Compare

Schedule 10— Credit Comp Securitization Report – Final Grades

Schedule 11— Credit Comp Securitization Report – Exception Grades

Schedule 12— Credit Comp Securitization Report – Valuation Report

Schedule 13— Credit Comp Securitization Report – Multi-Property

Schedule 14— Credit Comp Securitization Report – Multi-Property Valuation

Schedule 15— Credit Comp Securitization Report – Multi-Property Units

Schedule 16— Credit Comp Securitization Report – Supplemental HELOC

Schedule 17— Credit Comp Securitization Report – Data Compare

99.7   Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Loan Level Exception Report

Schedule 3— Individual Exception Report

Schedule 4— Rating Agency Grade Report

Schedule 5— Valuation Report

Schedule 6— Supplemental Data Report

Schedule 7— Data Compare Report

99.8   Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Summary

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Multi-Property Valuation Report

Schedule 6— Mortgage Loans Report

Schedule 7— Supplemental Data Extract

Schedule 8— Multi-Property Data Extract

Schedule 9— Business Purpose Supplement

Schedule 10— Data Compare Report